Note 11 (Detail) (USD $)	3 Months Ended			9 Months Ended			1 Months Ended	9 Months Ended									9 Months Ended		9 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended									9 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Jul. 31, 2005 Series A Preferred Stock [Member]	Jul. 31, 2012 Series A Preferred Stock [Member]	Jul. 31, 2012 Initial [Member]	Jul. 31, 2012 Additional [Member]	Jul. 31, 2012 Real Estate [Member] The 10.625% 2016 Notes [Member]	Jul. 31, 2012 Real Estate [Member] Senior Notes [Member]	Jul. 31, 2012 Cash [Member] The 10.625% 2016 Notes [Member]	Jul. 31, 2012 Cash [Member] Guarantees [Member]	Jul. 31, 2012 Letters of Credit Collateral [Member]	Oct. 31, 2011 Letters of Credit Collateral [Member]	Jul. 31, 2012 From Note Exchange [Member]	Jul. 31, 2012 Notes Collateral [Member]	Jul. 31, 2012 Note Repurchases [Member] The 6.25% 2016 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 7.5% 2016 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 8.625% 2017 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 11.875% 2015 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 11.875% 2015 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member]	Jul. 31, 2012 Note Repurchases [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 6.25% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 6.25% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 7.5% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 7.5% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 8.625% 2017 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 8.625% 2017 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member]	Jul. 31, 2012 Bondholder Exchange [Member]	Jul. 31, 2012 The 10.625% 2016 Notes [Member]	Jul. 31, 2012 The 2.0% 2021 Notes [Member]	Nov. 02, 2011 The 2.0% 2021 Notes [Member]	Jul. 31, 2012 The 5.0% 2021 Notes [Member]	Nov. 02, 2011 The 5.0% 2021 Notes [Member]	Jul. 31, 2012 The 6.5% 2014 Notes [Member]	Jul. 31, 2012 The 6.375% 2014 Notes [Member]	Jul. 31, 2012 The 6.25% 2015 Notes [Member]	Jul. 31, 2012 The 6.25% 2016 Notes [Member]	Jul. 31, 2012 The 7.5% 2016 Notes [Member]	Jul. 31, 2012 The 8.625% 2017 Notes [Member]	Jul. 31, 2012 The 11.875% 2015 Notes [Member]	Jul. 31, 2012 Tangible Equity Units [Member]	Nov. 02, 2011 Maturities Ranging from 2014 through 2017 [Member]
Debt Instrument, Face Amount									$ 992,000,000	$ 460,600,000																								$ 797,000,000	$ 53,200,000	$ 53,200,000	$ 141,800,000	$ 141,800,000	$ 36,700,000	$ 3,000,000	$ 21,400,000	$ 131,200,000	$ 86,500,000	$ 121,000,000	$ 60,800,000		$ 195,000,000
Secured Debt	967,900,000			967,900,000
Debt Instrument, Interest Rate, Stated Percentage																																		10.625%	2.00%	2.00%	5.00%	5.00%	6.50%	6.375%	6.25%	6.25%	7.50%	8.625%	11.875%	7.25%
Senior Notes, Unsecured	458,607,000			458,607,000		802,862,000
Subordinated Debt (in Dollars)	7,004,000			7,004,000		13,323,000
Debt Collateral											640,900,000	36,500,000	164,800,000	86,400,000
Cash Collateral for Borrowed Securities															32,800,000	57,700,000
Cash Paid in Debt Exchange																	14,200,000
Interest Paid in Debt Exchange																	3,300,000
Debt Issuance Cost																	4,700,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	59,700,000			59,700,000		57,800,000												46,400,000
Face Amount of Debt Repurchased (in Dollars)		75,400,000																	21,000,000	61,100,000	37,400,000	2,000,000	2,000,000			7,800,000		4,000,000		9,200,000		21,000,000	33,200,000									7,800,000	4,000,000	18,300,000
Repayments of Notes Payable				11,179,000																				1,500,000	72,200,000
Gains (Losses) on Extinguishment of Debt (in Dollars)	6,230,000		(1,391,000)	57,966,000	(3,035,000)												200,000							400,000	48,400,000							5,800,000	9,300,000
Stock Issued During Period, Shares, New Issues (in Shares)		25,000,000
Debt Conversion, Original Debt, Amount																										$ 7,800,000	$ 7,800,000	$ 4,000,000	$ 4,000,000	$ 9,200,000	$ 18,300,000
Fixed Charge Coverage Ratio, Numerator	2.0			2.0
Fixed Charge Coverage Ratio, Denominator	1.0			1.0
Preferred Stock, Dividend Rate, Percentage							7.625%	7.625%